Property Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,639,460	$ 2,599,639
Less: accumulated depreciation	(1,135,156)	(984,827)
Construction in progress	572,561	561,140
Property, plant and equipment, net	2,076,865	2,175,952
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	656,076	664,687
Plant and machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,945,228	1,894,498
Furniture, fixture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	30,938	33,124
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,218	$ 7,330